Expense Example {- Templeton Developing Markets VIP Fund} - FTVIP Class 2-68 - Templeton Developing Markets VIP Fund - Class 2	Nov. 09, 2020 USD ($)
Expense Example:
1 year	$ 144
3 years	446
5 years	771
10 years	$ 1,691